UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 February 9, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 16
Form 13F Information Table Value Total: 186677


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
AEGON NV              COM            7924103      8544   1393900   SH       SOLE              1393900
ALLIANCEBERNSTEIN HOLDCOM            01881G106    1196     51300   SH       SOLE               51300
CHESAPEAKE ENERGY CORPCOM            165167107    2596    100200   SH       SOLE              100200
CHINA YUCHAI INTL LTD COM            G21082105   63468   2002796   SH       SOLE              2002796
CHIQUITA BRANDS INTL ICOM            170032809   13583    968835   SH       SOLE              968835
DOLE FOOD CO INC      COM            256603101    5569    412224   SH       SOLE              473824
GANNET CO INC         COM            364730101   14089    933700   SH       SOLE              933700
HUANENG POWER INTL    ADR            443304100    8567    400714   SH       SOLE              400714
ING GROEP NV          ADR            456837103    2109    215500   SH       SOLE              215500
LG DISPLAY CO LTD     COM            50186V102    2126    119800   SH       SOLE              119800
QIAO XING MOBILE COMM COM            G73031109   17271   4254128   SH       SOLE              4254128
QIAO XING UNIV RESOURCCOM            G7303A109    5664   2001752   SH       SOLE              2001752
SIFY LIMITED          SPONSORED ADR  82655M107    1775    785688   SH       SOLE              785688
SUNTECH POWER HOLDINGSADR            86800C922    9139   1140977   SH       SOLE              1140977
UTSTARCOM INC         COM            918076100   28626  13896290   SH       SOLE              13896290
YUCHENG TECHNOLOGIES LCOM            G98777108    2355    650796   SH       SOLE              650796
                                                186677

</SEC-DOCUMENT>